Capital leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Subsidiary	Dec. 31, 2013
Capital leases [Abstract]
Number of subsidiaries under capital lease arrangement	2
Repaid amount under capital lease	$ 17,900,000
Capital Lease Obligations [Abstract]
Current portion of capital lease obligations	1,702,981	1,578,686
Non-current portion of capital lease obligations	27,097,348	28,800,329
Total capital lease obligations	28,800,329	30,379,015
Future Minimum Payments [Abstract]
2015	3,834,690
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	35,220,116
Less amount representing interest	(6,419,787)
Net minimum lease payments	28,800,329
Vessel and Equipment [Member]
Capital Leased Assets [Line Items]
Vessels & Equipment	41,882,229	41,326,198
Accumulated Depreciation	(5,639,034)	(4,009,872)
Total	$ 36,243,195	$ 37,316,326